Other Income and Other Expense	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense

Note 9. Other Income and Other Expense

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2012	2011	2010
BOLI insurance	$567,440	$636,657	$552,913
Mortgage loan origination fees	486,136	354,407	434,734
Other income	345,633	333,066	224,887

Total other income	$1,399,209	$1,324,130	$1,212,534

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the year ended December 31:

Other Expense	2012	2011	2010
Intangible amortization	$76,955	$184,691	$184,691
Advertising	636,652	730,496	669,472
Office supplies	487,581	563,611	486,106
Legal and audit fees	458,731	446,699	419,429
FDIC and state assessments	1,270,792	1,152,049	1,030,963
Telephone expense	430,695	435,015	529,204
Loan collection expense	378,576	371,071	482,036
Other losses	354,279	302,493	687,401
Debit card / ATM expense	815,960	742,488	579,118
Travel and convention	194,541	278,676	263,586
Other expenses	2,770,430	2,671,150	2,202,889

Total other expense	$7,875,192	$7,878,439	$7,534,895

Other losses in 2012, 2011 and 2010 include the write-down on Other Real Estate in the amount of $309,797, $265,876 and $141,060, respectively.